Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 27, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, we grant stock options to employees, including the named executive officers. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Program, as further described under the heading “-Non-Employee Director Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Neither our Board nor our Compensation Committee takes material non-public information (“MNPI”) into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Share) (d)	Grant date fair value of the award ($) (e)(1)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior to
the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information (%) (f)

Douglas Love, Esq.	2/27/2025(2)	1,300,000	2.5	2,522,260	3.35%
Ted Yednock, Ph.D.	2/27/2025(2)	272,575	2.5	528,850	3.35%
Jennifer Lew	2/27/2025(2)	272,575	2.5	528,850	3.35%

(1)
Amounts reflect the aggregate grant date fair value of stock options computed in accordance with the provisions of ASC-718. The assumptions that we used to calculate these amounts are discussed in Note 7 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. These amounts may not reflect the actual economic value that will be realized by our named executive officers upon the exercise of the stock options or the sale of the common stock issued upon such exercise.

(2)
On February 27, 2025, our Board approved and priced certain equity compensation awards in the form of stock options to our named executive officers, which were made two business days before we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Award Timing Method	From time to time, we grant stock options to employees, including the named executive officers. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Program, as further described under the heading “-Non-Employee Director Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither our Board nor our Compensation Committee takes material non-public information (“MNPI”) into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Share) (d)	Grant date fair value of the award ($) (e)(1)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior to
the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information (%) (f)

Douglas Love, Esq.	2/27/2025(2)	1,300,000	2.5	2,522,260	3.35%
Ted Yednock, Ph.D.	2/27/2025(2)	272,575	2.5	528,850	3.35%
Jennifer Lew	2/27/2025(2)	272,575	2.5	528,850	3.35%

(1)
Amounts reflect the aggregate grant date fair value of stock options computed in accordance with the provisions of ASC-718. The assumptions that we used to calculate these amounts are discussed in Note 7 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. These amounts may not reflect the actual economic value that will be realized by our named executive officers upon the exercise of the stock options or the sale of the common stock issued upon such exercise.

(2)
On February 27, 2025, our Board approved and priced certain equity compensation awards in the form of stock options to our named executive officers, which were made two business days before we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Douglas Love, Esq. [Member]
Awards Close in Time to MNPI Disclosures
Name		Douglas Love, Esq.
Underlying Securities | shares		1,300,000
Exercise Price | $ / shares		$ 2.5
Fair Value as of Grant Date | $		$ 2,522,260
Underlying Security Market Price Change		0.0335
Ted Yednock, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Ted Yednock, Ph.D.
Underlying Securities | shares		272,575
Exercise Price | $ / shares		$ 2.5
Fair Value as of Grant Date | $		$ 528,850
Underlying Security Market Price Change		0.0335
Jennifer Lew [Member]
Awards Close in Time to MNPI Disclosures
Name		Jennifer Lew
Underlying Securities | shares		272,575
Exercise Price | $ / shares		$ 2.5
Fair Value as of Grant Date | $		$ 528,850
Underlying Security Market Price Change		0.0335